Directors and Staff Costs - Summary of Total Average Number of Employees (Details) - Employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number and average number of employees [abstract]
Research and development and related support services	86	88	66
Administration	29	28	26
Total average number of employees	115	116	92